Summary of Significant Accounting Policies - Schedule of Interest Income, Interest Expense and Loan Provision Losses Related to Loans (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounting Policies [Abstract]
Interest income	¥ 316,193		¥ 46,975	¥ 59,980
Less: Interest expense	(60,085)		(15,598)	(18,191)
Net interest income	256,108		31,377	41,789
Less: Provision for loan losses	(192,749)		(46,586)	(34,705)
Net interest income (expense) and provision for loan losses	¥ 63,359	$ 9,215	¥ (15,209)	¥ 7,084